Annual Total Returns- Vanguard Target Retirement 2050 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2050 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.54%)	15.58%	24.34%	7.18%	(1.58%)	8.85%	21.39%	(7.90%)	24.98%	16.39%